Investment Strategy	Nov. 10, 2025
Fundstrat Granny Shots US Large Cap ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund defines large-capitalization U.S. companies as those with market capitalizations in the top 85% of the total U.S. equity market by market capitalization. As of September 30, 2025, this includes companies with market capitalizations greater than $24.2 billion.